Subsequent Events (Details) $ in Thousands, € in Millions	Apr. 24, 2023	Mar. 15, 2023 USD ($)	Jan. 19, 2023	Apr. 30, 2023 USD ($)	Apr. 30, 2023 EUR (€)
Major ordinary share transactions | RSUs | CPO
Subsequent Event
Expiration Date			6 months
Major ordinary share transactions | RSUs | Chief Scientific Officer
Subsequent Event
Expiration Date	6 months
New employment agreement with chief commercial officer | Chief commercial officer and general manager
Subsequent Event
Term of probation		6 months
Amount of sign in bonus		$ 60
Trading days		60 days
Loan and Security Agreement
Subsequent Event
Prepayments of Borrowings				$ 5,000
Loan and Security Agreement | Minimum
Subsequent Event
Collateral Amount | €					€ 9.1